Derivative financial instruments and hedging activities - Maturity Analysis of notional Amounts and Average Rates of hedging Instruments (Detail) $ in Millions	Oct. 31, 2025 CAD ($) Years	Oct. 31, 2024 CAD ($)
Under 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 18,607,311	$ 13,906,268
1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	15,620,493	13,576,260
Over 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,525,721	7,538,664
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	17	10
Carrying amount, Liabilities	5	55
Derivative notional amount	$ 195,617	$ 118,302
Weighted average fixed interest rate	3.40%	3.70%
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 5	$ 8
Carrying amount, Liabilities		4
Derivative notional amount	$ 112,576	$ 121,431
Weighted average fixed interest rate	3.00%	2.80%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 30,131	$ 11,396
Weighted average fixed interest rate	2.90%	3.80%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 31,934	$ 32,496
Weighted average fixed interest rate	2.30%	2.90%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 112,640	$ 68,563
Weighted average fixed interest rate	3.40%	3.80%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 67,365	$ 71,668
Weighted average fixed interest rate	3.30%	2.80%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 52,846	$ 38,343
Weighted average fixed interest rate	3.60%	3.50%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 13,277	$ 17,267
Weighted average fixed interest rate	2.90%	3.10%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 241,742	$ 232,213
Weighted average fixed interest rate	3.20%	3.70%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 152,698	$ 181,574
Weighted average fixed interest rate	3.30%	3.60%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 95,516	$ 91,698
Weighted average fixed interest rate	3.10%	4.10%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 47,782	$ 46,390
Weighted average fixed interest rate	4.00%	4.10%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 136,952	$ 133,684
Weighted average fixed interest rate	3.20%	3.50%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 73,620	$ 101,339
Weighted average fixed interest rate	3.10%	3.60%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 9,274	$ 6,831
Weighted average fixed interest rate	3.40%	3.50%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 31,296	$ 33,845
Weighted average fixed interest rate	2.90%	2.90%
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets		$ 9
Carrying amount, Liabilities	$ 73	21
Derivative notional amount	$ 1,183	$ 936
Weighted average CAD-EUR exchange rate	1.43	1.43
Weighted average CAD-USD exchange rate	1.34	1.34
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 482	$ 198
Carrying amount, Liabilities		6
Derivative notional amount	4,445	4,163
Cash flow hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Cross currency swaps - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 183
Weighted average CAD-EUR exchange rate | Years	1.49
Weighted average CAD-USD exchange rate | Years	1.34
Cash flow hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Cross currency swaps - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 1,212
Cash flow hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Cross currency swaps - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 1,000	$ 936
Weighted average CAD-EUR exchange rate	1.41	1.43
Weighted average CAD-USD exchange rate	1.34	1.34
Cash flow hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Cross currency swaps - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 3,233	$ 4,163
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Liabilities	45,106	37,833
Derivative notional amount	$ 45,332	$ 38,694
Weighted average CAD-USD exchange rate	1.36	1.34
Weighted average CAD-GBP exchange rate	1.78	1.73
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 21	$ 4
Carrying amount, Liabilities	120	433
Derivative notional amount	$ 11,388	$ 19,926
Weighted average CAD-EUR exchange rate	1.62	1.5
Weighted average CAD-USD exchange rate	1.39	1.36
Weighted average CAD-GBP exchange rate	1.86	1.79
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 12,069	$ 4,540
Weighted average CAD-USD exchange rate	1.31	1.33
Weighted average CAD-GBP exchange rate		1.71
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 11,388	$ 19,926
Weighted average CAD-EUR exchange rate	1.62	1.5
Weighted average CAD-USD exchange rate	1.39	1.36
Weighted average CAD-GBP exchange rate	1.86	1.79
Net investment hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 29,973	$ 27,649
Weighted average CAD-USD exchange rate	1.38	1.34
Weighted average CAD-GBP exchange rate	1.78	1.76
Net investment hedges [member] | Foreign exchange risk [member] | Over 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 3,290	$ 6,505
Weighted average CAD-USD exchange rate	1.34	1.34